Offerings	Jul. 31, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt Convertible into Equity
Security Class Title	4.75% Convertible Senior Notes due 2032
Amount Registered | shares	691,700,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 691,700,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 95,523.77
Offering Note	(1) The securities being registered are (i) $691,700,000 in aggregate principal amount of 4.75% Convertible Senior Notes due 2032 (the "Notes) issued by SharonAI Holdings Inc.(the "Company") and (ii) up to 26,017,577 share of the Company's Class A Ordinary Common Stock, par value $0.0001 per shares ("Class A Ordinary Common Stock"), consisting of (A) 10,419,896 shares (the "Common Shares") of Class A Ordinary Common Stock; (B) 2,674,823 shares of Class A Ordinary Common Stock issuable upon exercise of pre-funded warrants (the "Pre-Funded Warrant Shares") and (C) 12,922,858 shares of Class A Ordinary Common Stock (the "Conversion Shares") issuable upon conversion of the Notes. The amount of Conversion Shares being registered is determined as if the outstanding Notes were converted in full at the maximum Conversion Rate of 14.5496 shares of Class A Ordinary Common Stock per $1,000 of the sum of the principal amount of Notes plus accrued and unpaid interest on such Notes. The Notes and the Conversion Shares are being registered for resale on this registration statement on Form S-1 by the Selling Securityholders named in this registration statement. Under Rule 457(i), there is no additional filing fee payable with respect to the Conversion Shares because no additional consideration will be received in connection with the exercise of the conversion privilege Pursuant to Rule 416(a) of Regulation C under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution from share subdivisions, share dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Common Stock, par value $0.0001 per share
Amount Registered | shares	12,922,858
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The securities being registered are (i) $691,700,000 in aggregate principal amount of 4.75% Convertible Senior Notes due 2032 (the "Notes) issued by SharonAI Holdings Inc.(the "Company") and (ii) up to 26,017,577 share of the Company's Class A Ordinary Common Stock, par value $0.0001 per shares ("Class A Ordinary Common Stock"), consisting of (A) 10,419,896 shares (the "Common Shares") of Class A Ordinary Common Stock; (B) 2,674,823 shares of Class A Ordinary Common Stock issuable upon exercise of pre-funded warrants (the "Pre-Funded Warrant Shares") and (C) 12,922,858 shares of Class A Ordinary Common Stock (the "Conversion Shares") issuable upon conversion of the Notes. The amount of Conversion Shares being registered is determined as if the outstanding Notes were converted in full at the maximum Conversion Rate of 14.5496 shares of Class A Ordinary Common Stock per $1,000 of the sum of the principal amount of Notes plus accrued and unpaid interest on such Notes. The Notes and the Conversion Shares are being registered for resale on this registration statement on Form S-1 by the Selling Securityholders named in this registration statement. Under Rule 457(i), there is no additional filing fee payable with respect to the Conversion Shares because no additional consideration will be received in connection with the exercise of the conversion privilege Pursuant to Rule 416(a) of Regulation C under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution from share subdivisions, share dividends or similar transactions.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Common Stock, par value $0.0001 per share
Amount Registered | shares	10,419,896
Proposed Maximum Offering Price per Unit	42.565
Maximum Aggregate Offering Price	$ 443,522,873.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 61,250.51
Offering Note	(1) The securities being registered are (i) $691,700,000 in aggregate principal amount of 4.75% Convertible Senior Notes due 2032 (the "Notes) issued by SharonAI Holdings Inc.(the "Company") and (ii) up to 26,017,577 share of the Company's Class A Ordinary Common Stock, par value $0.0001 per shares ("Class A Ordinary Common Stock"), consisting of (A) 10,419,896 shares (the "Common Shares") of Class A Ordinary Common Stock; (B) 2,674,823 shares of Class A Ordinary Common Stock issuable upon exercise of pre-funded warrants (the "Pre-Funded Warrant Shares") and (C) 12,922,858 shares of Class A Ordinary Common Stock (the "Conversion Shares") issuable upon conversion of the Notes. The amount of Conversion Shares being registered is determined as if the outstanding Notes were converted in full at the maximum Conversion Rate of 14.5496 shares of Class A Ordinary Common Stock per $1,000 of the sum of the principal amount of Notes plus accrued and unpaid interest on such Notes. The Notes and the Conversion Shares are being registered for resale on this registration statement on Form S-1 by the Selling Securityholders named in this registration statement. Under Rule 457(i), there is no additional filing fee payable with respect to the Conversion Shares because no additional consideration will be received in connection with the exercise of the conversion privilege Pursuant to Rule 416(a) of Regulation C under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution from share subdivisions, share dividends or similar transactions. (2) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on average of high and low price per share of the common stock as reported on The Nasdaq Capital Market on July 29, 2026, which date is within five business days prior to the filing of this registration statement.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Common Stock, par value
Amount Registered | shares	2,674,823
Proposed Maximum Offering Price per Unit	42.565
Maximum Aggregate Offering Price	$ 113,853,840.99
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,723.22
Offering Note	(1) The securities being registered are (i) $691,700,000 in aggregate principal amount of 4.75% Convertible Senior Notes due 2032 (the "Notes) issued by SharonAI Holdings Inc.(the "Company") and (ii) up to 26,017,577 share of the Company's Class A Ordinary Common Stock, par value $0.0001 per shares ("Class A Ordinary Common Stock"), consisting of (A) 10,419,896 shares (the "Common Shares") of Class A Ordinary Common Stock; (B) 2,674,823 shares of Class A Ordinary Common Stock issuable upon exercise of pre-funded warrants (the "Pre-Funded Warrant Shares") and (C) 12,922,858 shares of Class A Ordinary Common Stock (the "Conversion Shares") issuable upon conversion of the Notes. The amount of Conversion Shares being registered is determined as if the outstanding Notes were converted in full at the maximum Conversion Rate of 14.5496 shares of Class A Ordinary Common Stock per $1,000 of the sum of the principal amount of Notes plus accrued and unpaid interest on such Notes. The Notes and the Conversion Shares are being registered for resale on this registration statement on Form S-1 by the Selling Securityholders named in this registration statement. Under Rule 457(i), there is no additional filing fee payable with respect to the Conversion Shares because no additional consideration will be received in connection with the exercise of the conversion privilege Pursuant to Rule 416(a) of Regulation C under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution from share subdivisions, share dividends or similar transactions. (2) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on average of high and low price per share of the common stock as reported on The Nasdaq Capital Market on July 29, 2026, which date is within five business days prior to the filing of this registration statement. (3) Represents shares of common stock issuable upon exercise of outstanding warrants to purchase shares of Class A Ordinary Common Stock offered by the selling shareholders.